Unaudited Condensed Consolidated Statements of Changes in Deficit ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Treasury stock CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated deficit CNY (¥)	Total CNY (¥)	Noncontrolling interests CNY (¥)	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Series A non-redeemable preferred shares CNY (¥) shares
Balance at Sep. 30, 2019	¥ (2,236,351)				¥ (5,908)	¥ (2,275,924)	¥ (2,246,028)	¥ 9,677	¥ 4	¥ 23	¥ 35,777
Balance (in Shares) at Sep. 30, 2019 | shares									59,731,861	370,718,629	255,549,510
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289	289,027			289,021			289,027		¥ 6
Issuance of ordinary shares in connection with initial public offering (“IPO”), net off issuance of cost of RMB 29,289 (in Shares) | shares									93,150,000
Conversion of Series Anon-redeemable preferred shares into ordinary shares				35,760					¥ 17		¥ (35,777)
Conversion of Series Anon-redeemable preferred shares into ordinary shares (in Shares) | shares									255,549,510		(255,549,510)
Conversion of mezzanine equity into ordinary shares	1,425,478			1,425,436			1,425,478		¥ 42
Conversion of mezzanine equity into ordinary shares (in Shares) | shares									656,860,850
Repurchase of American Depositary Shares (“ADS”) from certain investors into treasury shares	(298,110)		¥ (298,110)				(298,110)
Repurchase of American Depositary Shares (“ADS”) from certain investors into treasury shares (in Shares) | shares			(77,250,000)
ADS to be issued in exchange for acquisition of certain assets from two third parties	312,273			312,273			312,273
Share-based compensation	16,045			16,045			16,045
Warrants issued in connection with convertible notes	6,564			6,564			6,564
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares									¥ 12	¥ (12)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in Shares) | shares									190,329,080	(190,329,080)
Net income (loss)	(1,533,641)					(1,533,592)	(1,533,592)	(49)
Foreign currency translation adjustments	24,265				24,265		24,265
Balance at Sep. 30, 2020	(1,994,450)		¥ (298,110)	2,085,099	18,357	(3,809,516)	(2,004,078)	9,628	¥ 81	¥ 11
Balance (in Shares) at Sep. 30, 2020 | shares			(77,250,000)						1,255,621,301	180,389,549
Issuance of ordinary shares to settle payable for asset acquisition	3			(8)			3		¥ 11
Issuance of ordinary shares to settle payable for asset acquisition (in Shares) | shares									186,375,850
Reissuance of treasury shares to as debt extinguishment cost	41,964		¥ 298,110	(256,146)			41,964
Reissuance of treasury shares to as debt extinguishment cost (in Shares) | shares			77,250,000
Exercise of share-based compensation				(2)					¥ 2
Exercise of share-based compensation (in Shares) | shares									25,000,000
Issuance and repurchase of ordinary shares			¥ (5)						¥ 5
Issuance and repurchase of ordinary shares (in Shares) | shares			(77,100,000)						77,100,000
Repurchase of American Depositary Shares (“ADS”) from certain investors into treasury shares (in Shares) | shares	77,250,000	77,250,000
Share-based compensation	¥ 15,806			15,806			15,806
Warrants issued in connection with convertible notes	546			546			546
Net income (loss)	(569,202)					(569,174)	(569,174)	(28)
Foreign currency translation adjustments	20,427				20,427		20,427
Balance at Sep. 30, 2021	(2,484,906)		¥ (5)	1,845,295	38,784	(4,378,690)	(2,494,506)	9,600	¥ 99	¥ 11
Balance (in Shares) at Sep. 30, 2021 | shares			(77,100,000)						1,544,097,151	180,389,549
Issuance of ordinary shares to settle acquisition of certain assets from two third parties				(1)					¥ 1
Issuance of ordinary shares to settle acquisition of certain assets from two third parties (in Shares) | shares									7,662,060
Share-based compensation	399			399			399
Warrants issued in connection with convertible notes	1,420			1,420			1,420
Net income (loss)	(243,224)					(243,224)	(243,224)
Foreign currency translation adjustments	3,642				3,642		3,642
Balance at Mar. 31, 2022	(2,722,669)		¥ (5)	1,847,113	42,426	(4,621,914)	(2,732,269)	9,600	¥ 100	¥ 11
Balance (in Shares) at Mar. 31, 2022 | shares			(77,100,000)						1,551,759,211	180,389,549
Balance at Sep. 30, 2021	¥ (2,484,906)		¥ (5)	1,845,295	38,784	(4,378,690)	(2,494,506)	9,600	¥ 99	¥ 11
Balance (in Shares) at Sep. 30, 2021 | shares			(77,100,000)						1,544,097,151	180,389,549
Exercise of share-based compensation (in Shares) | shares	115,180,054	115,180,054
Issuance of ordinary shares to settle acquisition of certain assets from two third parties				(1)					¥ 1
Issuance of ordinary shares to settle acquisition of certain assets from two third parties (in Shares) | shares									7,662,060
Issuance of ordinary shares upon the conversion of convertible bond	701,403			700,372			701,403		¥ 1,031
Issuance of ordinary shares upon the conversion of convertible bond (in Shares) | shares									15,414,467,400
Issuance of ordinary shares to settle short-term borrowings	392,104			391,527			392,104		¥ 577
Issuance of ordinary shares to settle short-term borrowings (in Shares) | shares									8,617,124,250
Acquisition of noncontrolling interest	(9,800)			(243)			(243)	(9,557)
Transfer of treasury stock to a third party	6,497		¥ 5	6,492			6,497
Transfer of treasury stock to a third party (in Shares) | shares			77,100,000
Share-based compensation	9,771			9,763			9,771		¥ 8
Share-based compensation (in Shares) | shares									115,180,054
Warrants issued in connection with convertible notes	1,420			1,420			1,420
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares									¥ 11	¥ (11)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in Shares) | shares									180,389,549	(180,389,549)
Net income (loss)	819,980	$ 115,269				820,023	820,023	(43)
Foreign currency translation adjustments	(9,331)	(1,312)			(9,331)		(9,331)
Balance at Sep. 30, 2022	(572,862)	(80,532)		2,954,625	29,453	(3,558,667)	(572,862)		¥ 1,727
Balance (in Shares) at Sep. 30, 2022 | shares									25,878,920,464
Issuance of Class B Ordinary shares				(172)						¥ 172
Issuance of Class B Ordinary shares (in Shares) | shares										2,500,000,000
Share-based compensation	2,307			2,307			2,307
Net income (loss)	(43,325)	(6,309)				(43,325)	(43,325)
Foreign currency translation adjustments	5,160	$ 751			5,160		5,160
Balance at Mar. 31, 2023	¥ (608,720)			¥ 2,956,760	¥ 34,613	¥ (3,601,992)	¥ (608,720)		¥ 1,727	¥ 172
Balance (in Shares) at Mar. 31, 2023 | shares									25,878,920,464	2,500,000,000